Special Items Severance and Other Employee Related (Details) $ in Millions	3 Months Ended		12 Months Ended		48 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) employee	Dec. 31, 2014 USD ($) employee	Dec. 31, 2015 USD ($) employee
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Payment of severance obligations, term	12 months
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Payment of severance obligations, term	33 months
Severance and other employee-related costs [Member]
Changes in restructuring accruals [Roll Forward]
Beginning balance of restructuring accruals	$ 9.2	$ 15.5	$ 15.5
Charges incurred	0.0	0.0
Payments made	(1.7)	(2.2)
Changes in estimates	(1.6)	(1.2)
Foreign currency and other adjustments	0.0	(0.9)
Ending balance of restructuring accruals	5.9	11.2	9.2	$ 15.5	$ 9.2
Severance and other employee-related costs [Member] | Canada [Member]
Changes in restructuring accruals [Roll Forward]
Beginning balance of restructuring accruals	2.3	3.8	3.8
Charges incurred	0.0	0.0
Payments made	(0.1)	(1.4)
Changes in estimates	0.0	0.0
Foreign currency and other adjustments	0.1	(0.3)
Ending balance of restructuring accruals	2.3	2.1	2.3	3.8	2.3
Severance and other employee-related costs [Member] | Europe [Member]
Changes in restructuring accruals [Roll Forward]
Beginning balance of restructuring accruals	5.6	11.5	11.5
Charges incurred	0.0	0.0
Payments made	(0.3)	(0.6)
Changes in estimates	(1.6)	(1.2)
Foreign currency and other adjustments	(0.1)	(0.6)
Ending balance of restructuring accruals	3.6	9.1	5.6	11.5	5.6
Severance and other employee-related costs [Member] | MCI [Member]
Changes in restructuring accruals [Roll Forward]
Beginning balance of restructuring accruals	1.3	0.0	0.0
Charges incurred	0.0	0.0
Payments made	(1.3)	0.0
Changes in estimates	0.0	0.0
Foreign currency and other adjustments	0.0	0.0
Ending balance of restructuring accruals	0.0	0.0	1.3	0.0	1.3
Severance and other employee-related costs [Member] | Corporate [Member]
Changes in restructuring accruals [Roll Forward]
Beginning balance of restructuring accruals	0.0	0.2	0.2
Charges incurred	0.0	0.0
Payments made	0.0	(0.2)
Changes in estimates	0.0	0.0
Foreign currency and other adjustments	0.0	0.0
Ending balance of restructuring accruals	$ 0.0	$ 0.0	$ 0.0	$ 0.2	$ 0.0
Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated | employee			297	72	369